UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ x ]; Amendment Number: 1
This amendment (Check only one.): [ ] is a restatement.
                                  [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Continental Advisors LLC
Address:  227 West  Monroe Street, Suite 5050
          Chicago, Illinois 60606

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Purcell
Title:     Managing Partner
Phone:     312-377-3777
Signature, Place and Date of Signing:

    David P. Purcell  February 18, 2011


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    1

Form 13F Information Table Value Total:    2382

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D CAPITOL FEDERAL FINA NCIAL INC COMMON STOCK     14057J101     2382   200000 SH       SOLE                 200000        0        0

S REPORT SUMMARY                1 DATA RECORD              2382        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED